Cash flows from changes in working capital (Tables)	12 Months Ended
Mar. 31, 2025
Statement of cash flows [abstract]
Disclosure of Cash Flows from Changes in Working Capital

(EUR thousand)	For the financial year ended March 31
	2025	2024	2023
Trade receivables	(681)	(62,704)	(92,896)
Other receivables	(19,592)	(14,875)	(5,841)
Prepaid expenses	(2,396)	(2,220)	185
Changes in operating receivables	(22,669)	(79,799)	(98,552)
Trade payables	11,140	65,577	44,883
Other liabilities	10,760	9,516	5,277
Accrued liabilities	1,955	1,349	10,302
Changes in operating payables	23,855	76,442	60,462
Cash flows from / (used in) working capital	1,186	(3,357)	(38,090)